Federal Home Loan Bank Advances (Details 1) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Federal Home Loan Bank Advances Branch Of F H L B Bank [Line Items]
2014 value	$ 5,000	$ 5,000
Maximum [Member]
Federal Home Loan Bank Advances Branch Of F H L B Bank [Line Items]
2014 in percentage	2.88%
Minimum [Member]
Federal Home Loan Bank Advances Branch Of F H L B Bank [Line Items]
2014 in percentage	2.86%